Loans - Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$ 184	$ 784
Collectively evaluated for impairment	4,197	4,301
Total ending allowance balance	4,381	5,085	4,580	4,082
Loans:
Loans individually evaluated for impairment	9,213	10,640
Loans collectively evaluated for impairment	401,338	368,242
Total ending loans balance	410,551	378,882
Commercial [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment		241
Collectively evaluated for impairment	1,289	978
Total ending allowance balance	1,289	1,219	933	1,024
Loans:
Loans individually evaluated for impairment	5,922	5,576
Loans collectively evaluated for impairment	117,891	111,902
Total ending loans balance	123,813	117,478
Commercial Real Estate [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	109	331
Collectively evaluated for impairment	1,415	1,541
Total ending allowance balance	1,524	1,872	1,902	1,673
Loans:
Loans individually evaluated for impairment	1,679	3,220
Loans collectively evaluated for impairment	138,016	126,608
Total ending loans balance	139,695	129,828
Residential Real Estate [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	75	212
Collectively evaluated for impairment	964	993
Total ending allowance balance	1,039	1,205	1,096	894
Loans:
Loans individually evaluated for impairment	1,612	1,844
Loans collectively evaluated for impairment	120,072	109,601
Total ending loans balance	121,684	111,445
Construction & Land Development [Member]
Ending allowance balances attributable to loans:
Collectively evaluated for impairment	142	178
Total ending allowance balance	142	178	253	180
Loans:
Loans collectively evaluated for impairment	17,446	13,444
Total ending loans balance	17,446	13,444
Consumer [Member]
Ending allowance balances attributable to loans:
Collectively evaluated for impairment	60	91
Total ending allowance balance	60	91	76	78
Loans:
Loans collectively evaluated for impairment	7,913	6,687
Total ending loans balance	7,913	6,687
Unallocated [Member]
Ending allowance balances attributable to loans:
Collectively evaluated for impairment	327	520
Total ending allowance balance	$ 327	$ 520	$ 320	$ 233